SEPARATE ACCOUNTS - SUMMARY OF SEPARATE ACCOUNTS (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value, Separate Account Investment [Line Items]
Premiums, considerations or deposits	$ 244.4
Separate accounts reserve	2,460.4
Not subject to discretionary withdrawal	0.0
Market value
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	2,046.8
Amortized cost
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	413.6
Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	2,460.4
With market value adjustment | Subject to discretionary withdrawal:
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	29.8
At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal:
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	2,046.8
At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	383.8
Indexed
Fair Value, Separate Account Investment [Line Items]
Premiums, considerations or deposits	0.0
Separate accounts reserve	29.8
Not subject to discretionary withdrawal	0.0
Indexed | Market value
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Indexed | Amortized cost
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	29.8
Indexed | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	29.8
Indexed | With market value adjustment | Subject to discretionary withdrawal:
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	29.8
Indexed | At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal:
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Indexed | At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee Less than/equal to 4%
Fair Value, Separate Account Investment [Line Items]
Premiums, considerations or deposits	0.0
Separate accounts reserve	383.8
Not subject to discretionary withdrawal	0.0
Non-Indexed Guarantee Less than/equal to 4% | Market value
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee Less than/equal to 4% | Amortized cost
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	383.8
Non-Indexed Guarantee Less than/equal to 4% | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	383.8
Non-Indexed Guarantee Less than/equal to 4% | With market value adjustment | Subject to discretionary withdrawal:
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee Less than/equal to 4% | At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal:
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee Less than/equal to 4% | At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	383.8
Non-Indexed Guarantee More than 4%
Fair Value, Separate Account Investment [Line Items]
Premiums, considerations or deposits	0.0
Separate accounts reserve	0.0
Not subject to discretionary withdrawal	0.0
Non-Indexed Guarantee More than 4% | Market value
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee More than 4% | Amortized cost
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee More than 4% | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee More than 4% | With market value adjustment | Subject to discretionary withdrawal:
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee More than 4% | At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal:
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Indexed Guarantee More than 4% | At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Guaranteed Separate Accounts
Fair Value, Separate Account Investment [Line Items]
Premiums, considerations or deposits	244.4
Separate accounts reserve	2,046.8
Not subject to discretionary withdrawal	0.0
Non-Guaranteed Separate Accounts | Market value
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	2,046.8
Non-Guaranteed Separate Accounts | Amortized cost
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Guaranteed Separate Accounts | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	2,046.8
Non-Guaranteed Separate Accounts | With market value adjustment | Subject to discretionary withdrawal:
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	0.0
Non-Guaranteed Separate Accounts | At book value without market value adjustment and with current surrender charge of 5% or more | Subject to discretionary withdrawal:
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	2,046.8
Non-Guaranteed Separate Accounts | At book value without market value adjustment and with current surrender charge of 5% or more | Not subject to discretionary withdrawal
Fair Value, Separate Account Investment [Line Items]
Separate accounts reserve	$ 0.0